Shareholder Report, Line Graph (Details) - USD ($)		2 Months Ended	8 Months Ended	12 Months Ended	14 Months Ended	20 Months Ended	26 Months Ended	32 Months Ended
	Sep. 26, 2023	Nov. 30, 2023	May 31, 2024	May 31, 2026	Nov. 30, 2024	May 31, 2025	Nov. 30, 2025	May 31, 2026
Capital Group International Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name				Capital Group International Equity ETF (at NAV)
Accumulated Value	$ 10,000	$ 10,633	$ 11,747		$ 11,601	$ 13,192	$ 14,142	$ 15,123
MSCI EAFE (Europe, Australasia, Far East) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI EAFE (Europe, Australasia, Far East) Index
Accumulated Value	$ 10,000	$ 10,503	$ 11,843		$ 11,751	$ 13,421	$ 14,630	$ 16,481